PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		$ 4,621
Impairment loss		(200)	$ (600)
Balance at end of year		5,302	4,621
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		70,625	66,069
Additions	[1]	2,202	1,380
Additions through acquisition			1,373
Disposals or retirements			(14)
Remeasurement of ROU assets			1,764
Reallocations / reclassifications		(2)	53
Balance at end of year		72,825	70,625
Cost [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		26,784	24,268
Additions	[1]	1,777	752
Additions through acquisition			0
Disposals or retirements			0
Remeasurement of ROU assets			1,764
Reallocations / reclassifications		0	0
Balance at end of year		28,561	26,784
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,811	2,760
Additions	[1]	15	0
Additions through acquisition			51
Disposals or retirements			0
Remeasurement of ROU assets			0
Reallocations / reclassifications		0	0
Balance at end of year		2,826	2,811
Cost [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		5,344	4,612
Additions	[1]	2	150
Additions through acquisition			582
Disposals or retirements			0
Remeasurement of ROU assets			0
Reallocations / reclassifications		0	0
Balance at end of year		5,346	5,344
Cost [Member] | Plant & Equipment, Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		35,686	34,429
Additions	[1]	408	478
Additions through acquisition			740
Disposals or retirements			(14)
Remeasurement of ROU assets			0
Reallocations / reclassifications		(2)	53
Balance at end of year		36,092	35,686
Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(66,004)	(64,177)
Charge for the year		(1,299)	(675)
Disposals or retirements			(5)
Impairment loss		(220)	(968)
Exchange adjustments		0	(179)
Balance at end of year		(67,523)	(66,004)
Accumulated depreciation and impairment losses [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(24,757)	(24,022)
Charge for the year		(720)	(325)
Disposals or retirements			0
Impairment loss		0	(410)
Exchange adjustments		0	0
Balance at end of year		(25,477)	(24,757)
Accumulated depreciation and impairment losses [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(2,728)	(2,669)
Charge for the year		(14)	(58)
Disposals or retirements			0
Impairment loss		(2)	(1)
Exchange adjustments		0	0
Balance at end of year		(2,744)	(2,728)
Accumulated depreciation and impairment losses [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(4,717)	(4,349)
Charge for the year		(66)	(283)
Disposals or retirements			(5)
Impairment loss		(1)	(80)
Exchange adjustments		0	0
Balance at end of year		(4,784)	(4,717)
Accumulated depreciation and impairment losses [Member] | Plant & Equipment, Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(33,802)	(33,137)
Charge for the year		(499)	(9)
Disposals or retirements			0
Impairment loss		(217)	(477)
Exchange adjustments		0	(179)
Balance at end of year		(34,518)	(33,802)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		4,621
Balance at end of year		5,302	4,621
Carrying amounts [Member] | Land & Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,027
Balance at end of year		3,084	2,027
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		83
Balance at end of year		82	83
Carrying amounts [Member] | Computer & Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		627
Balance at end of year		562	627
Carrying amounts [Member] | Plant & Equipment, Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,884
Balance at end of year		$ 1,574	$ 1,884

[1]	Additions include US$2.1 million in additions to ROU assets (2024: US$0.9 million).